Significant Accounting Policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Advertising expense	$ 21,293	$ 10,179	$ 8,670